Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Summary of Significant Accounting Policies [Abstract]
Schedule of Foreign Currency Translation and Transactions	Translation of amounts from RMB into $ has been made at the following exchange rates for the respective periods:
	December 31, 2022	December 31, 2021
Balance sheet items, except for equity accounts	6.8972	6.3726
	For the Years Ended December 31,
	2022	2021	2020
Items in the statements of operations and comprehensive income (loss), and statements of cash flows	6.7290	6.4508	6.9042

Schedule of Property and Equipment Estimated Useful Lives

Property and equipment are stated at cost less accumulated depreciation and impairment in value. Depreciation is computed using the straight-line method with residual value rate of 5% based on the estimated useful lives as follows:

Electronic equipment	3 years
Vehicles	3 – 4 years
Office equipment	5 years
Leasehold improvements	5 years
Building	20 years

Schedule of Intangible Assets Estimated Useful Lives Using the Straight-Line Method	Separately identifiable intangible assets that have determinable lives continue to be amortized over their estimated useful lives using the straight-line method as follows:
Customer relationship	3 years
License	10 years
Non-Compete Agreements	4 years

Schedule of Financial Guarantee Services	Financial instruments representing credit risk are as follows:
	December 31, 2022	December 31, 2021
Guarantee	$27,217,736	$47,020,055

Schedule of Management Consulting Services	The following table identifies the disaggregation of our revenue from services for the years ended December 31, 2022, 2021 and 2020, respectively.
	For the years ended December 31,
	2022	2021	2020
Industrial operation services-consulting management service	$789,195	$146,245	—
Management and assessment services	401,676	440,254	19,676
Consulting services relating to debt collection	—	206,792	2,108,477
Healthcare services, net	6,928	—	4,527
Revenues from services	$1,197,799	$793,291	$2,132,680

Schedule of Total Revenue	During the years ended December 31, 2022 and 2021, there were three and two customers generated sales which accounted for over 10% of total revenues generated for that year, respectively. The details are as follows:
	For the years ended, December 31,
	2022	2021
Customer A	18.3%	25.9%
Customer B	18.6%	23.4%
Customer C (Related party)	11.3%	4.0%
As of December 31, 2022 and 2021, accounts receivable due from these customers as a percentage of consolidated accounts receivable were as follows:
	As of December 31,
	2022	2021
Customer A	48.61%	52.42%
Customer B	22.14%	16.94%
Customer C (Related party)	—%	2.26%
Customer D	13.07%	10.82%